Note 18 - Quarterly Results of Operations (Unaudited)	12 Months Ended
Oct. 31, 2015
Notes to Financial Statements
Quarterly Financial Information [Text Block]
(18)	Quarterly Results of Operations (Unaudited)

The following is a summary of the unaudited quarterly results of operations for the years ended October 31, 2015 and 2014:

	Quarter ended
Fiscal year ended October 31, 2015	January 31	April 30	July 31	October 31
Net sales	$17,358,844	$18,676,107	$20,781,340	$16,752,447
Gross profit	5,385,391	5,669,311	5,708,843	5,032,342
Loss before income taxes	(497,621)	(938,546)	(516,247)	(862,649)
Net loss attributable to Optical Cable Corporation	(228,183)	(490,144)	(572,572)	(2,964,766)
Basic and diluted net loss per share attributable to Optical Cable Corporation	$(0.04)	$(0.08)	$(0.09)	$(0.48)
Cash dividends declared per common share	$0.02	$0.02	$0.02	$0.02

	Quarter ended
Fiscal year ended October 31, 2014	January 31	April 30	July 31	October 31
Net sales	$16,534,930	$20,190,729	$21,004,130	$25,247,943
Gross profit	5,407,662	6,659,915	7,338,478	9,066,307
Income (loss) before income taxes	(767,473)	(312,583)	432,978	1,537,658
Net income (loss) attributable to Optical Cable Corporation	(412,136)	(143,277)	292,484	947,156
Basic and diluted net income (loss) per share attributable to Optical Cable Corporation	$(0.07)	$(0.02)	$0.04	$0.14
Cash dividends declared per common share	$0.02	$0.02	$0.02	$0.02